Employee Benefits Expenses (Details) - Schedule of employee benefits expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of employee benefits expenses [Abstract]
Wages and salaries	S/ 138,754	S/ 115,630	S/ 128,809
Social contributions	28,853	26,085	25,468
Workers ‘profit sharing, note 15	25,165	9,513	15,169
Legal bonuses	19,629	17,413	16,837
Vacations	18,040	16,301	15,461
Long-term compensation, note 15	9,763	5,759	6,523
Cessation payments	2,203	858	2,044
Training	1,422	476	860
Other	563	344	1,191
Total employee benefits expenses	S/ 244,392	S/ 192,379	S/ 212,362